Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental and utility deposits	$ 55,304	$ 431,972	$ 479,076
Prepayments	47,516	371,143	346,064
Prepaid expense	102,820	803,115	825,140
Less: amount classified as long term deposit	(55,304)	(431,972)	(479,076)
Prepaid expense and other current asset	$ 47,516	$ 371,143	$ 346,064